COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8:-	COMMITMENTS AND CONTINGENCIES

a.	Commitments with respect to space segment services:

The Company provides its customers with space segment capacity services, which are purchased from third parties. Future minimum payments due for space segment services to be rendered subsequent to December 31, 2019, are as follows:

Year ending December 31,

2020	$8,402
2021	2,877
2022	1,215

$12,494

Space segment services expenses during the years ended December 31, 2019, 2018 and 2017 were $9,845, $12,771 and $11,184, respectively.

b.
In 2019 and 2018, the Company's primary material purchase commitments were with inventory suppliers. The Company's material inventory purchase commitments are based on purchase orders, or on outstanding agreements with some of the Company's suppliers of inventory. As of December 31, 2019 and 2018, the Company's major outstanding inventory purchase commitments amounted to $24,939 and $18,418, respectively, all of which were orders placed or commitments made in the ordinary course of its business. As of December 31, 2019 and 2018, $12,718 and $6,939, respectively, of these orders and commitments, were from suppliers which can be considered sole or limited in number. In addition, for the year ended December 31, 2019, 2018 and 2017 the Company recorded a loss for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory in the amount of $1,016, $1,448 and $0, respectively.

c.	Royalty commitments:

1.
The Company is committed to pay royalties to the Israel Innovation Authority ("IIA"), formerly known as the Office of the Chief Scientist of the Ministry of Economy of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the IIA participated with royalty bearing grants. In the event that development of a specific product in which the IIA participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100% of the grants received linked to the dollar. Grants are subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2019, the Company had a contingent liability to pay royalties in the amount of approximately $1,428.

The Company paid royalties in the amount of $68 and $20 during the years ended December 31, 2019 and 2018, respectively. The Company did not pay or accrue any amounts for such royalties during the year ended December 31, 2017.

2.
Research and development projects undertaken by the Company were partially financed by the Binational Industrial Research and Development Foundation ("BIRD Foundation"). The Company is committed to pay royalties to the BIRD Foundation at a rate of 5% of sales proceeds generating from projects for which the BIRD Foundation provided funding up to 150% of the sum financed by the BIRD Foundation.

The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2019, the Company had a contingent liability to pay royalties in the amount of approximately $303.

The Company did not pay or accrue any amounts for such royalties during the years ended December 31, 2019, 2018 and 2017.

d.	Litigation:

1.
In 2003, the Brazilian tax authority filed a claim against the Company's inactive subsidiary in Brazil, SPC International Ltda, for the payment of taxes allegedly due from the subsidiary. After numerous hearings and appeals at various appellate levels in Brazil, the Supreme Court ruled against the subsidiary in final non-appealable decisions published in June 2017. As of December 31, 2019, the total amount of this claim, including interest, penalties and legal fees is approximately $8,742, of which approximately $1,002 is the principal. The Brazilian tax authorities initiated foreclosure proceedings against the subsidiary and certain of its former managers. Pursuant to the court’s decision, published in March 2016, the foreclosure proceedings against the former managers were cancelled. The tax authorities appealed such decision which appeal was rejected in July 2017. This court ruling is final and is not appealable. Based on Brazilian external counsel’s opinion, the Company believes that the subsidiary has solid arguments to sustain its position that further collection proceedings and inclusion of any additional co-obligors in the tax foreclosure certificate are barred due to statute of limitation and that the foreclosure procedures cannot legally be redirected to other group entities and managers who were not cited in the foreclosure certificate due to statute of limitation. Accordingly, the Company believes that the chances that such redirection will lead to a loss recognition are remote.

2.
In 2014, the Company's Peruvian subsidiary, Gilat To Home Peru ("GTH Peru"), initiated arbitration proceedings in Lima against the Ministry of Transport and Communications of Peru ("MTC"), and PRONATEL. The arbitration was related to the PRONATEL projects awarded to the Company in 2000-2001. Under these projects, GTH Peru provided fixed public telephony services in rural areas of Peru. The subsidiary’s main claim was related to damages caused by the promotion of mobile telephony in such areas by the Peruvian government in the years 2011-2015. In June 2018, the arbitration tribunal issued an arbitration award ordering MTC and PRONATEL to pay the subsidiary approximately $13,500. MTC  applied to the Superior Court in Lima to declare such award null and void. In July 2019, the Superior Court  rejected the annulment action. MTC filed a protective constitutional action against such ruling. In September 2019, the 11th  Constitutional Court in Lima rejected MTC’s action declaring it inadmissible. In October 2019, MTC submitted an appeal against this resolution. In parallel, in July 2019, the Company initiated proceedings at the 17th Civil Chamber specialized in Commercial Matters of the Superior Court of Justice of Lima  for enforcement of the arbitration award. Based on the advice of counsel, such proceedings are expected to continue for 5 years or more. In August 2019 the said Court rejected MTC's objection to the enforcement process, and hence, the enforcement process continues. In October 2019, the Company’s subsidiary initiated  additional arbitration proceedings against MTC and PRONATEL based on similar grounds for the years 2015-2019.

3.
In October 2017, the Temporary Union UGC-FUSA, a former subcontractor that was hired in connection with the Kioskos Project in Colombia, initiated an arbitration proceeding against the Company's local subsidiary for breach of contract. The amount of the claim is approximately $6,300. In July 2018, the subsidiary filed its response and a counterclaim against UGC-Fusa and its insurer, Seguros del Estado. In June 2019, the arbitration was concluded by means of a settlement agreement under which the Company's subsidiary paid UGC-FUSA an amount of $400. The Company had an accrual which it reversed and as a consequence recognized $3,260 as reduction of costs in cost of revenues.

4.
In 2018, the subsidiary in Peru, won a government bid for two additional regional projects in Amazonas and Ica regions in Peru for PRONATEL with a value of approximately $154,000. GMC Engineering Solutions and SATEL Comunicaciones y Datos, two of the three entities comprising the losing bidder consortium, applied to the superior court in Lima to cancel the bid and obtained a preliminary injunction against the award. Although the lawsuit did not name the Company’s subsidiary as a defendant,  the subsidiary was served as an interested third party in the process and filed its objection and defenses. Currently, following PRONATEL’s request, the Company's subsidiary continues performing these projects. Based on the advice of its legal counsel, the Comapny believes that the  chances of success of the proceedings seeking to cancel the bid are remote.

5.
In addition, the Company is in the midst of different stages of audits and disputes with various tax authorities in different parts of the world. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and may be subject to other legal proceedings in the normal course of its business. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

e.	Pledges and securities, see Note 13c.

f.	Guarantees:

The Company guarantees its performance to certain customers through bank guarantees, surety bonds from insurance companies and corporate guarantees. Guarantees are often required for the Company's performance during the installation and operational periods. The guarantees typically expire when certain operational milestones are met.

As of December 31, 2019, the aggregate amount of bank guarantees and surety bonds from insurance companies outstanding in order to secure the Company's various obligations was $106,037, including an aggregate of $102,687 on behalf of its subsidiaries in Peru. In order to secure these guarantees the Company provided a floating charge on its assets as well as other pledges, including a fixed pledge, on certain assets and property. In addition, the Company has $27,191 of restricted cash to secure these guarantees.

In accordance with ASC 460, "Guarantees" ("ASC 460"), as the guarantees above are performance guarantees for the Company's own performance, such guarantees are excluded from the scope of ASC 460. The Company has not recorded any liability for such amounts, since the Company expects that its performance will be acceptable. To date, no guarantees have ever been exercised against the Company.